Inventories (Tables)	12 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows:
June 30,	2018	2017
($000)
Raw materials	$97,502	$78,979
Work in progress	83,002	61,679
Finished goods	67,764	63,037
	$248,268	$203,695